American Century Investments®
Quarterly Portfolio Holdings
American Century® Focused Large Cap Value ETF (FLV)
November 30, 2021

American Century Focused Large Cap Value ETF - Schedule of Investments
NOVEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.4%
Aerospace and Defense — 2.7%
Lockheed Martin Corp.	6,063	2,020,919
Raytheon Technologies Corp.	48,317	3,909,812
		5,930,731
Banks — 6.3%
JPMorgan Chase & Co.	56,915	9,039,810
Truist Financial Corp.	76,640	4,545,518
		13,585,328
Beverages — 1.6%
PepsiCo, Inc.	21,704	3,467,865
Building Products — 1.5%
Johnson Controls International plc	44,001	3,289,515
Capital Markets — 3.5%
Bank of New York Mellon Corp. (The)	139,873	7,663,642
Commercial Services and Supplies — 2.2%
Republic Services, Inc.	36,200	4,787,812
Communications Equipment — 4.6%
Cisco Systems, Inc.	148,597	8,149,059
F5, Inc.(1)	7,781	1,770,800
		9,919,859
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	1,933	779,985
Containers and Packaging — 1.0%
Sonoco Products Co.	38,191	2,220,043
Diversified Financial Services — 4.5%
Berkshire Hathaway, Inc., Class B(1)	35,437	9,805,064
Diversified Telecommunication Services — 3.3%
Verizon Communications, Inc.	140,933	7,084,702
Electric Utilities — 3.0%
Duke Energy Corp.	33,402	3,240,328
Pinnacle West Capital Corp.	50,088	3,258,224
		6,498,552
Electrical Equipment — 5.6%
ABB Ltd., ADR	119,603	4,132,284
Emerson Electric Co.	65,862	5,785,318
Hubbell, Inc.	11,699	2,289,494
		12,207,096
Electronic Equipment, Instruments and Components — 1.6%
TE Connectivity Ltd.	21,968	3,381,534
Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.	10,582	2,777,563
Food and Staples Retailing — 2.3%
Sysco Corp.	27,154	1,901,866
Walmart, Inc.	21,812	3,067,422
		4,969,288
Food Products — 3.4%
Conagra Brands, Inc.	98,049	2,995,397
Mondelez International, Inc., Class A	72,698	4,284,820
		7,280,217

Gas Utilities — 2.7%
Atmos Energy Corp.	64,384	5,815,163
Health Care Equipment and Supplies — 7.5%
Becton Dickinson and Co.	20,075	4,760,586
Medtronic plc	71,422	7,620,727
Zimmer Biomet Holdings, Inc.	32,213	3,852,675
		16,233,988
Health Care Providers and Services — 1.7%
UnitedHealth Group, Inc.	8,295	3,684,805
Health Care Technology — 2.4%
Cerner Corp.	74,922	5,278,255
Household Products — 2.0%
Colgate-Palmolive Co.	30,505	2,288,485
Kimberly-Clark Corp.	16,178	2,108,155
		4,396,640
Industrial Conglomerates — 0.5%
Honeywell International, Inc.	5,814	1,175,823
Insurance — 9.9%
Aflac, Inc.	64,922	3,514,877
Allstate Corp. (The)	25,953	2,821,610
Chubb Ltd.	27,161	4,874,585
Marsh & McLennan Cos., Inc.	39,754	6,520,451
Reinsurance Group of America, Inc.	38,915	3,693,423
		21,424,946
Oil, Gas and Consumable Fuels — 5.2%
Chevron Corp.	46,915	5,295,296
TotalEnergies SE, ADR	128,560	5,912,474
		11,207,770
Personal Products — 3.6%
Unilever plc, ADR	152,904	7,775,168
Pharmaceuticals — 9.2%
Johnson & Johnson	75,776	11,815,752
Merck & Co., Inc.	53,829	4,032,330
Novartis AG, ADR	50,197	4,000,701
		19,848,783
Semiconductors and Semiconductor Equipment — 1.8%
Texas Instruments, Inc.	20,380	3,920,501
Software — 3.1%
Open Text Corp.	56,554	2,681,225
Oracle Corp. (New York)	45,092	4,091,648
		6,772,873
TOTAL COMMON STOCKS (Cost $193,099,285)		213,183,511
TEMPORARY CASH INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $2,132,798)	2,132,798	2,132,798
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $195,232,083)		215,316,309
OTHER ASSETS AND LIABILITIES — 0.6%		1,247,248
TOTAL NET ASSETS — 100.0%		$216,563,557

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.